CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - CNY (¥) ¥ in Thousands	Total	Series A Convertible Redeemable Preferred Shares [Member]	Series B Convertible Redeemable Preferred Shares [Member]	Series C Convertible Redeemable Preferred Shares [Member]	Class A [Member]	Class B [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] Class A [Member]	Ordinary Shares [Member] Class A [Member] Series A Convertible Redeemable Preferred Shares [Member]	Ordinary Shares [Member] Class A [Member] Series B Convertible Redeemable Preferred Shares [Member]	Ordinary Shares [Member] Class A [Member] Series C Convertible Redeemable Preferred Shares [Member]	Ordinary Shares [Member] Class B [Member]	Ordinary Shares [Member] Class B [Member] Series A Convertible Redeemable Preferred Shares [Member]	Ordinary Shares [Member] Class B [Member] Series B Convertible Redeemable Preferred Shares [Member]	Ordinary Shares [Member] Class B [Member] Series C Convertible Redeemable Preferred Shares [Member]	Treasury Shares [Member]	Treasury Shares [Member] Series A Convertible Redeemable Preferred Shares [Member]	Treasury Shares [Member] Series B Convertible Redeemable Preferred Shares [Member]	Treasury Shares [Member] Series C Convertible Redeemable Preferred Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series A Convertible Redeemable Preferred Shares [Member]	Additional Paid-in Capital [Member] Series B Convertible Redeemable Preferred Shares [Member]	Additional Paid-in Capital [Member] Series C Convertible Redeemable Preferred Shares [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Accumulated Other Comprehensive Income (loss) [Member] Series A Convertible Redeemable Preferred Shares [Member]	Accumulated Other Comprehensive Income (loss) [Member] Series B Convertible Redeemable Preferred Shares [Member]	Accumulated Other Comprehensive Income (loss) [Member] Series C Convertible Redeemable Preferred Shares [Member]	Retained Earnings (Accumulated Deficit) [Member]	Retained Earnings (Accumulated Deficit) [Member] Series A Convertible Redeemable Preferred Shares [Member]	Retained Earnings (Accumulated Deficit) [Member] Series B Convertible Redeemable Preferred Shares [Member]	Retained Earnings (Accumulated Deficit) [Member] Series C Convertible Redeemable Preferred Shares [Member]
Balance at Dec. 31, 2013	¥ (407,735)											¥ 107												¥ (1,620)				¥ (406,222)
Balance, shares at Dec. 31, 2013												12,226,558
Net income	151,850																											151,850
Conversion of Class B ordinary shares to Class A ordinary shares								¥ 55				¥ (55)
Conversion of Class B ordinary shares to Class A ordinary shares, shares								8,924,365				(8,924,365)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	1,518							¥ 11												1,507
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares, shares								1,788,393
Foreign currency translation adjustment, net of nil income taxes	(2,896)																							(2,896)
Share-based compensation	24,976																			24,976
Accretion of convertible redeemable preferred shares	(3,530)																			(3,030)								(500)
Issuance of Class A ordinary shares, upon initial public offering (“IPO”), net of issuance cost of RMB24,801, shares								11,500,000
Issuance of Class A ordinary shares, upon initial public offering (“IPO”), net of issuance cost of RMB24,801	567,360						¥ 71	¥ 71												567,289
Issuance of Class A ordinary shares in private placement concurrent with the IPO	83,052						¥ 9	¥ 9												83,043
Issuance of Class A ordinary shares in private placement concurrent with the IPO, shares								1,500,000
Reclassification of APIC and retained earnings (note 12(d))																				(526,457)								526,457
Conversion of convertible redeemable preferred shares to ordinary shares		¥ 3,648	¥ 107,994	¥ 592,849									¥ 44	¥ 45	¥ 68						¥ 3,604	¥ 107,949	¥ 592,781
Conversion of convertible redeemable preferred shares to ordinary shares, shares													7,196,159	7,319,820	10,914,852
Reclassification adjustment for gains on available for sale securities realized in net income, net of RMB42 income taxes
Balance at Dec. 31, 2014	1,119,086							¥ 146				¥ 209								851,662				(4,516)				271,585
Balance, shares at Dec. 31, 2014								23,712,758				28,733,024
Net income	178,760																											178,760
Conversion of Class B ordinary shares to Class A ordinary shares								¥ 111				¥ (111)
Conversion of Class B ordinary shares to Class A ordinary shares, shares								18,158,128				(18,158,128)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	22,456							¥ 19												22,437
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares, shares								3,043,652
Foreign currency translation adjustment, net of nil income taxes	34,748																							34,748
Share-based compensation	32,919																			32,919
Reclassification adjustment for gains on available for sale securities realized in net income, net of RMB42 income taxes
Purchase of Class A ordinary shares	(49,355)															(49,355)
Balance at Dec. 31, 2015	1,338,614							¥ 276				¥ 98				(49,355)				907,018				30,232				450,345
Balance, shares at Dec. 31, 2015					44,914,538	10,574,896		44,914,538				10,574,896
Net income	241,854																											241,854
Conversion of Class B ordinary shares to Class A ordinary shares								¥ 12				¥ (12)
Conversion of Class B ordinary shares to Class A ordinary shares, shares								1,679,647				(1,679,647)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	20,388							¥ 14												20,374
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares, shares								2,141,043
Foreign currency translation adjustment, net of nil income taxes	22,972																							22,972
Share-based compensation	67,824																			67,824
Unrealized holding gains on available-for-sale security, net of RMB42 income taxes	5,235																							5,235
Reclassification adjustment for gains on available for sale securities realized in net income, net of RMB42 income taxes	(235)																							(235)
Dividends	(54,026)																											(54,026)
Purchase of Class A ordinary shares	(44,406)															(44,406)
Balance at Dec. 31, 2016	¥ 1,598,220							¥ 302				¥ 86				¥ (93,761)				¥ 995,216				¥ 58,204				¥ 638,173
Balance, shares at Dec. 31, 2016					48,735,228	8,895,249		48,735,228				8,895,249